INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	24.7%	8.0%
PPP loan forgiveness	—%	8.0%
Stock Compensation	(6.3)%	—%
Transaction Costs	7.4%	—%
Change in FV Earnout Liab	27.2%	—%
Change in FV of Debt	31.2%	—%
Change in Warrant Liability	9.5%	—%
Other Permanent Differences	(0.3)%	(0.5)%
Change in valuation allowance	(114.4)%	(36.5)%
Income tax provision	—%	—%

Schedule of significant components of the Company's net deferred tax assets and liabilities

	2022	2021
Deferred tax assets
Net operating losses	$17,847,721	$13,497,030
Reserve and accruals	619,236	554,632
OID Amortization	1,184,396	—
Debt Extinguishment Amortization	645,511	—
Debt-Related Warrants	1,408,206
Capitalized R&D	557,589	—
Lease Liability	1,540,727	—
Other	1,388	1,792
Total deferred tax assets	23,804,774	14,053,454
Deferred tax liabilities
Depreciation and amortization	(270,747)	(200,998)
Right of Use Asset	(1,511,786)	—
Total deferred tax liabilities	(1,782,533)	(200,998)
Net deferred tax assets	22,022,241	13,852,456
Valuation Allowance	(22,022,241)	(13,852,456)
Net deferred tax asset	$—	$—